Average Annual Total Returns - FidelityFlexInternationalIndexFund-PRO - FidelityFlexInternationalIndexFund-PRO - Fidelity Flex International Index Fund	Dec. 30, 2022
Fidelity Flex International Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	7.78%
Since Inception	8.93%
Fidelity Flex International Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.24%
Since Inception	8.47%
Fidelity Flex International Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.04%
Since Inception	7.05%
MS112
Average Annual Return:
Past 1 year	7.98%
Since Inception	9.15%	[1]

[1]	A From March 9, 2017